Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 20, 2024	Jul. 01, 2024	Aug. 28, 2024	Apr. 12, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 22, 2024
Subsequent Event [Line Items]
Noncontrolling interest sold					$ 10,851	$ 104	$ 337	$ 313
Number of exchange-traded shares sold (in shares)					308,338
Sale of exchange-traded investments					$ 1,364	708	708	0
Amount loaned					5,035	0	2,600	0
Class B Preferred Units
Subsequent Event [Line Items]
Capital received from unit issuance					$ 10,548	$ 3,389	$ 16,961	$ 13,480
Unit issuance (in shares)					1,087,508	349,409	1,748,684	1,389,800
Unit issuance price (in usd per share)					$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Subsequent event
Subsequent Event [Line Items]
Noncontrolling interest sold (in shares)			154,003	609,088
Noncontrolling interest sold			$ 1,875	$ 7,416
Number of exchange-traded shares sold (in shares)			47,544
Sale of exchange-traded investments			$ 269
Subsequent event | Class B Preferred Units
Subsequent Event [Line Items]
Capital received from unit issuance			$ 2,434	$ 7,631
Unit issuance (in shares)			250,897	786,711
Unit issuance price (in usd per share)			$ 9.6992	$ 9.6992
Subsequent event | Line of credit
Subsequent Event [Line Items]
Line of credit capacity	$ 50,000
Interest rate	13.50%
Spread on variable interest rate	5.00%
Debt term	36 months
Debt issuance costs	$ 10,000
Subsequent event | Related party
Subsequent Event [Line Items]
Loan receivable	10,000	$ 7,635
Loan receivable, amount able to be drawn		$ 10,000
Loan receivable, conversion price percentage		100.00%
Loan receivable, convertible, equity financing target minimum		$ 7,250
Amount loaned			$ 350	$ 1,975
Loan fee	$ 1,000
Notes payable									$ 2,000
Interest rate									11.50%